As filed with the Securities and Exchange Commission on February 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.5%
	Aerospace/Aircraft - 5.2%
33,200	B/E Aerospace, Inc. *	$2,889,396
9,570	Precision Castparts Corp.	2,577,201
		5,466,597
	Apparel - 2.0%
29,500	Hanesbrands, Inc.	2,072,965

	Asset Management - 2.7%
25,000	Ameriprise Financial, Inc.	2,876,250

	Auto/Auto Parts - 2.7%
30,680	Wabco Holdings, Inc. *	2,865,819

	Beverage - 1.5%
22,700	Constellation Brands, Inc. - Class A *	1,597,626

	Biotechnology - 5.3%
8,450	Biogen Idec, Inc. *	2,363,888
43,300	Gilead Sciences, Inc. *	3,253,995
		5,617,883
	Broadcast Media - 5.7%
49,400	CBS Corp. - Class B	3,148,756
54,700	Comcast Corp.	2,842,486
		5,991,242
	Building Products - 0.0%
0	Allegion Public Limited Co. *+	15

	Chemicals - 2.6%
22,290	Westlake Chemical Corp.	2,720,940

	Computer - Semiconductors - 2.5%
37,900	SanDisk Corp.	2,673,466

	Computer Software - Enterprise - 2.5%
40,800	Check Point Software Technologies Ltd. *+	2,632,416

	Construction & Engineering - 1.4%
18,100	Chicago Bridge & Iron Co. N.V. +	1,504,834

	Containers - 2.6%
43,100	Packaging Corporation of America	2,727,368

	Dental Supplies - 2.4%
22,490	Henry Schein, Inc. *	2,569,707

	Drugs - Generic - 3.5%
21,960	Actavis PLC *+	3,689,280

	Drugs - Proprietary - 2.4%
47,900	AbbVie, Inc.	2,529,599

	Electrical Equipment - 2.6%
51,900	AMETEK, Inc.	2,733,573

	Electrical Instruments - 3.3%
31,100	Thermo Fisher Scientific, Inc.	3,462,985

	Energy/Integrated - 1.5%
9,420	EOG Resources, Inc.	1,581,053

	Energy/Oil & Gas Exploration & Production - 1.5%
14,250	Continental Resources, Inc. *	1,603,410

	Energy/Oil Service - 2.5%
32,770	Oceaneering International, Inc.	2,584,897

	Finance/Information Services - 5.7%
3,810	MasterCard, Inc. - Class A	3,183,102
12,710	Visa, Inc. - Class A	2,830,263
		6,013,365
	Gaming and Lodging - 2.0%
26,960	Las Vegas Sands Corp.	2,126,335

	Health Care Distribution - 3.1%
20,200	Mckesson Corp.	3,260,280

	Health Care Products - 1.9%
21,470	Johnson & Johnson	1,966,437

	Information Services - 3.7%
14,950	Alliance Data Systems Corp. *	3,930,803

	Internet Retail - 2.7%
2,460	Priceline.com, Inc. *	2,859,504

	Leisure Time - 2.5%
37,700	Harley-Davidson, Inc.	2,610,348

	Machinery - 2.7%
46,500	Ingersoll-Rand PLC +	2,864,400

	Media & Advertising - 1.7%
20,200	Scripps Networks Interactive, Inc. - Class A	1,745,482

	Railroad - 2.1%
12,890	Union Pacific Corp.	2,165,520

	Restaurants - 1.5%
20,100	Starbucks Corp.	1,575,639

	Retail - Discount - 1.9%
17,090	Costco Wholesale Corp.	2,033,881

	Retail Drug Stores - 2.3%
33,300	CVS Caremark Corp.	2,383,281

	Semiconductors - 4.0%
58,850	Microchip Technology, Inc.	2,633,538
56,800	Skyworks Solutions, Inc. *	1,622,208
		4,255,746
	Service Companies - 2.7%
27,610	Cognizant Technology Solutions - Class A *	2,788,058

	Telecommunication Equipment - 2.6%
36,900	QUALCOMM, Inc.	2,739,825

	TOTAL COMMON STOCKS (Cost $79,001,275)	104,820,829

	SHORT-TERM INVESTMENTS - 1.2%
1,252,996	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	1,252,996
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,252,996)	1,252,996
	Total Investments in Securities (Cost $80,254,271) - 100.7%	106,073,825
	Liabilities in Excess of Other Assets - (0.7)%	(688,063)
	NET ASSETS - 100.00%	$105,385,762

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.9%
	Airlines - 1.8%
6,660	Allegiant Travel Co.	$702,230

	Asset Management - 2.2%
3,860	Affiliated Managers Group *	837,157

	Auto/Auto Parts - 1.9%
21,880	LKQ Corp. *	719,852

	Business Services - 1.6%
11,560	Portfolio Recovery Associates, Inc. *	610,830

	Chemicals - Specialty - 1.6%
6,590	Cytec Industries, Inc.	613,924

	Computer Software - Enterprise - 2.3%
36,600	Mentor Graphics Corp.	880,962

	Drugs - Generic - 2.3%
20,100	Mylan, Inc. *	872,340

	Drugs - Proprietary - 3.6%
29,100	Akorn, Inc. *	716,733
7,500	Salix Pharmaceuticals, Ltd. *	674,550
		1,391,283
	Education Services - 2.2%
19,200	Grand Canyon Education, Inc. *	837,120

	Electrical Instruments - 2.0%
8,850	FEI Co.	790,836

	Energy/Oil & Gas Drilling - 1.6%
11,500	Atwood Oceanics, Inc. *	613,985

	Energy/Oil & Gas Exploration & Production - 1.4%
11,500	Oasis Petroleum, Inc. *	540,155

	Energy/Oil Service - 4.0%
10,200	Bristow Group, Inc.	765,612
9,700	Oceaneering International, Inc.	765,136
		1,530,748
	Finance/Banks - 2.1%
7,700	Signature Bank *	827,134

	Finance/Information Services - 4.0%
14,500	Euronet Worldwide, Inc. *	693,825
14,620	Fiserv, Inc. *	863,311
		1,557,136
	Financial Services - Mortgage Related - 1.7%
12,100	Ocwen Financial Corp. *	670,945

	Food - 2.5%
16,900	Snyder's-Lance, Inc.	485,368
6,800	TreeHouse Foods, Inc. *	468,656
		954,024
	Footwear - 3.5%
16,200	Iconix Brand Group, Inc. *	643,140
21,300	Wolverine World Wide, Inc.	723,348
		1,366,488
	Health Care Services - 2.1%
21,000	Hanger, Inc. *	826,140

	Home Furnishings/Furniture - 2.0%
25,600	La-Z-Boy, Inc.	793,600

	Household Products - 4.5%
16,200	Jarden Corp. *	993,870
10,600	Spectrum Brands Holdings, Inc.	747,830
		1,741,700
	Information Services - 2.2%
3,200	Alliance Data Systems Corp. *	841,376

	Insurance - Property/Casualty/Title - 1.7%
20,260	AmTrust Financial Services, Inc.	662,299

	Internet Retail - 2.4%
13,600	IAC Interactivecorp.	934,184

	Leisure Time - 6.4%
19,700	Cinemark Holdings, Inc.	656,601
11,800	Harley-Davidson, Inc.	817,032
6,900	Polaris Industries, Inc.	1,004,917
		2,478,550
	Machinery - 3.5%
27,000	Calgon Carbon Corp. *	555,390
10,330	Flowserve Corp.	814,314
		1,369,704
	Media & Advertising - 1.5%
6,900	Scripps Networks Interactive, Inc. - Class A	596,229

	Medical Supplies - 1.8%
13,900	West Pharmaceutical Services, Inc.	681,934

	Personal Care - 1.9%
12,400	GNC Holdings, Inc. - Class A	724,780

	Retail - Discount - 3.7%
13,400	Dollar Tree, Inc. *	756,028
6,000	PriceSmart, Inc.	693,240
		1,449,268
	Retail - Specialty - 4.4%
15,000	Dick's Sporting Goods, Inc.	871,500
10,840	Tractor Supply Co.	840,967
		1,712,467
	Semiconductors - 5.5%
36,900	InvenSense, Inc. *	766,783
14,700	Microchip Technology, Inc.	657,825
24,800	Skyworks Solutions, Inc. *	708,288
		2,132,896
	Shipping - 2.1%
8,000	Kirby Corp. *	794,000

	Telecommunication Equipment - 2.5%
40,400	ARRIS Group, Inc. *	984,346

	Telecommunication Services - 1.8%
21,850	MasTec Inc. *	714,932

	Trucking - 1.6%
8,000	J.B. Hunt Transport Services, Inc.	618,400

	Waste Disposal - 2.0%
18,100	Waste Connections, Inc.	789,703

	TOTAL COMMON STOCKS (Cost $27,299,598)	37,163,657

	SHORT-TERM INVESTMENTS - 4.1%
1,575,358	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	1,575,358
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,575,358)	1,575,358
	Total Investments in Securities (Cost $28,874,956) - 100.0%	38,739,015
	Other Assets in Excess of Liabilities - 0.0%	6,158
	NET ASSETS - 100.00%	$38,745,173

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2013:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,981,515	$-	$-	$18,981,515
Consumer Staples	6,014,788	-	-	6,014,788
Energy	5,769,361	-	-	5,769,361
Financials	2,876,250	-	-	2,876,250
Health Care	23,096,171	-	-	23,096,171
Industrials	17,600,757	-	-	17,600,757
Materials	25,033,679	-	-	25,033,679
Technology	5,448,308	-	-	5,448,308
Total Common Stocks	104,820,829	-	-	104,820,829
Short-Term Investments	1,252,996	-	-	1,252,996
Total Investments in Securities	$106,073,825	$-	$-	$106,073,825

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,978,983	$-	$-	$10,978,983
Consumer Staples	2,395,094	-	-	2,395,094
Energy	2,684,888	-	-	2,684,888
Financials	3,608,366	-	-	3,608,366
Health Care	3,771,697	-	-	3,771,697
Industrials	4,433,580	-	-	4,433,580
Materials	1,169,314	-	-	1,169,314
Technology	8,121,735	-	-	8,121,735
Total Common Stocks	37,163,657	-	-	37,163,657
Short-Term Investments	1,575,358	-	-	1,575,358
Total Investments in Securities	$38,739,015	$-	$-	$38,739,015

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Chase Growth Fund

Cost of investments	$80,259,648

Gross unrealized appreciation	$25,903,361
Gross unrealized depreciation	(89,184)
Net unrealized appreciation	$25,814,177

Chase Mid-Cap Growth Fund

Cost of investments	$28,881,721

Gross unrealized appreciation	$9,891,460
Gross unrealized depreciation	(34,166)
Net unrealized appreciation	$9,857,294

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 2/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 2/19/2014

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 2/19/2014

* Print the name and title of each signing officer under his or her signature.